Cambria Foreign Shareholder Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Australia - 5.6%
AGL Energy Ltd.	470,685	$2,940,155
Fortescue Ltd.	415,310	4,742,786
New Hope Corp. Ltd.	1,126,217	3,025,325
Santos Ltd.	784,382	3,967,126
Woodside Energy Group Ltd.	217,919	3,723,806
Yancoal Australia Ltd.	1,200,592	4,876,253
		23,275,451

Austria - 0.9%
OMV AG	75,450	3,847,109

Canada - 16.2%
Athabasca Oil Corp. (a)	1,038,166	4,390,627
Canadian Natural Resources Ltd.	112,363	3,556,756
Cenovus Energy, Inc.	226,115	3,441,661
Centerra Gold, Inc.	514,112	3,498,900
Finning International, Inc.	134,198	5,847,918
iA Financial Corp., Inc.	46,436	4,545,406
Imperial Oil Ltd.	54,146	4,514,642
Labrador Iron Ore Royalty Corp. (b)	155,710	2,994,855
Mullen Group Ltd.	358,889	3,411,207
Parex Resources, Inc.	429,629	5,097,503
Power Corp. of Canada	119,926	4,833,045
Russel Metals, Inc.	115,237	3,690,977
Secure Waste Infrastructure Corp.	405,620	4,432,078
Suncor Energy, Inc.	101,939	4,020,617
Tamarack Valley Energy Ltd.	1,183,678	4,647,235
Trican Well Service Ltd.	1,072,344	4,403,607
		67,327,034

Denmark - 1.7%
D/S Norden AS	91,735	3,194,929
Scandinavian Tobacco Group AS (c)	307,273	4,026,036
		7,220,965

France - 10.2%
Amundi SA (c)	50,255	3,730,685
AXA SA	96,016	4,676,598
Bouygues SA	98,173	4,050,069
Coface SA	229,391	4,272,269
Metropole Television SA	276,882	4,050,837
Orange SA	320,829	4,886,009
Rubis SCA	140,048	4,452,666
SCOR SE	169,589	5,550,587
TotalEnergies SE	56,127	3,331,994
Vallourec SACA	195,101	3,648,111
		42,649,825

Germany - 3.3%
Bayerische Motoren Werke AG	44,998	4,307,385
Deutsche Bank AG	154,465	5,109,347
Freenet AG	126,488	4,108,150
		13,524,882

Hong Kong - 8.8%
BOC Hong Kong Holdings Ltd.	859,868	3,866,668
China Overseas Land & Investment Ltd.	2,146,171	3,718,207
Hang Seng Bank Ltd.	282,666	4,126,564
Shougang Fushan Resources Group Ltd.	11,130,045	4,097,558
Skyworth Group Ltd. (a)	9,733,155	3,831,267
United Energy Group Ltd.	63,200,494	4,589,081
VTech Holdings Ltd.	558,876	4,150,633
WH Group Ltd. (c)	4,837,458	4,874,432
Yue Yuen Industrial Holdings Ltd.	2,029,161	3,189,789
		36,444,199

Ireland - 1.0%
Bank of Ireland Group PLC	316,364	4,262,016

Italy - 4.5%
Anima Holding SpA (c)	637,611	4,536,849
BPER Banca SPA	463,476	4,567,746
Eni SpA	242,579	4,127,555
Intesa Sanpaolo SpA	904,684	5,466,696
		18,698,846

Japan - 18.6%
Amada Co. Ltd.	373,901	4,231,181
Aoyama Trading Co. Ltd.	246,407	3,768,001
Artience Co. Ltd.	142,604	3,054,449
Daicel Corp.	496,823	4,294,488
Dai-ichi Life Holdings, Inc.	605,143	4,829,506
Idemitsu Kosan Co. Ltd.	540,047	3,469,480
Isetan Mitsukoshi Holdings Ltd.	254,998	3,644,882
Japan Post Holdings Co. Ltd.	392,465	3,650,081
Kansai Paint Co. Ltd.	215,806	3,080,387
Kawasaki Kisen Kaisha Ltd.	252,142	3,582,322
Kuraray Co. Ltd.	320,806	3,996,247
Nagase & Co. Ltd.	171,127	3,382,255
Nippon Shokubai Co. Ltd.	360,140	4,102,921
Nippon Yusen KK	105,893	3,722,406
Nissin Corp.	72,711	3,886,277
Niterra Co. Ltd.	117,488	4,070,009
Osaka Gas Co. Ltd.	168,020	4,245,068
Press Kogyo Co. Ltd.	927,090	3,682,539
Sompo Holdings, Inc.	138,582	4,109,673
Suruga Bank Ltd.	502,635	4,666,373
		77,468,545

Luxembourg - 2.0%
APERAM SA	131,654	3,888,305
RTL Group SA	114,260	4,511,619
		8,399,924

Netherlands - 2.8%
ASR Nederland NV	62,540	4,165,194
NN Group NV	76,381	5,156,744
Stellantis NV	247,792	2,195,224
		11,517,162

Norway - 6.2%
Aker Solutions ASA	1,325,470	3,953,833
Equinor ASA	151,914	3,933,510
Golden Ocean Group Ltd.	532,997	4,412,987
Hoegh Autoliners ASA	455,064	4,599,629
Telenor ASA	293,686	4,508,107
Wallenius Wilhelmsen ASA	495,128	4,446,655
		25,854,721

Singapore - 0.9%
Venture Corp. Ltd.	357,409	3,556,473

Spain - 1.0%
Repsol SA	285,193	4,322,142

United Kingdom - 15.2%
Aberdeen Group PLC	1,786,257	4,732,213
Aviva PLC - Class B (a)	587,848	5,035,370
Balfour Beatty PLC	663,517	4,758,184
Beazley PLC	339,823	4,014,417
BP PLC	715,338	3,823,733
British American Tobacco PLC	100,516	5,362,977
Drax Group PLC	454,310	4,244,907
Future PLC	405,121	3,817,404
Kingfisher PLC	889,685	3,178,286
Legal & General Group PLC	1,259,469	4,271,416
Rio Tinto PLC	56,419	3,355,560
Shell PLC	113,279	4,055,723
Subsea 7 SA	235,936	4,605,210
Tesco PLC	778,842	4,375,586
TORM PLC - Class A	193,933	3,578,751
		63,209,737
TOTAL COMMON STOCKS (Cost $377,976,453)		411,579,031

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 4.24%(d)	3,495,907	3,495,907
TOTAL MONEY MARKET FUNDS (Cost $3,495,907)		3,495,907

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.23%(d)	2,027,106	2,027,106
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,027,106)		2,027,106

TOTAL INVESTMENTS - 100.2% (Cost $383,499,466)		417,102,044
Liabilities in Excess of Other Assets - (0.2)%		(923,574)
TOTAL NET ASSETS - 100.0%		$416,178,470
two		–%
Percentages are stated as a percent of net assets. AG – Aktiengesellschaft AS – Aksjeselskap		–%

ASA - Advanced Subscription Agreement NV – Naamloze Vennootschap
PLC - Public Limited Company
SA – Sociedad Anónima SE – Societas Europeae SpA – Societa per Azioni

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $1,910,731.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $17,168,003 or 4.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Foreign Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$411,579,031	$–	$–	$411,579,031
Money Market Funds	3,495,907	–	–	3,495,907
Investments Purchased with Proceeds from Securities Lending	2,027,106	–	–	2,027,106
Total Investments	$417,102,044	$–	$–	$417,102,044

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2025
(% of Total Investments)
Energy	$105,383,468	25.6	%(a)
Financials	104,175,463	25.3	(a)
Industrials	57,216,996	13.9
Materials	41,106,456	10.0
Consumer Discretionary	31,867,382	7.8
Communication Services	25,882,126	6.3
Consumer Staples	18,639,031	4.5
Utilities	15,882,796	3.8
Information Technology	7,707,106	1.9
Real Estate	3,718,207	0.9
Total Investments	$411,579,031	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.